The Health Care Select Sector SPDR Premium Income Fund Performance Management - The Health Care Select Sector SPDR Premium Income Fund	Jul. 29, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The Fund had not commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to an index. When available, updated performance information may be obtained by calling 1-866-732-8673 or visiting the Fund's website: www.sectorspdr.com.
Performance One Year or Less [Text]	The Fund had not commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	www.sectorspdr.com
Performance Availability Phone [Text]	1-866-732-8673